YieldMax Semiconductor Portfolio Option Income ETF
Schedule of Investments
April 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%		Shares	Value
Semiconductors - 99.9%(a)
ACM Research, Inc. - Class A (b)(c)		6,450	$125,582
Advanced Micro Devices, Inc. (b)(c)		1,447	140,865
Analog Devices, Inc. (c)		900	175,428
Applied Materials, Inc. (c)		1,006	151,614
ASML Holding NV (c)		220	146,978
Broadcom, Inc. (c)		2,178	419,199
Intel Corp. (c)		6,793	136,539
KLA Corp. (c)		271	190,429
Lam Research Corp. (c)		2,500	179,175
Lattice Semiconductor Corp. (b)(c)		2,892	141,506
Marvell Technology, Inc. (c)		2,365	138,045
Microchip Technology, Inc. (c)		3,048	140,452
Micron Technology, Inc. (c)		1,680	129,276
Monolithic Power Systems, Inc. (c)		255	151,241
NVIDIA Corp. (c)		3,396	369,892
NXP Semiconductors NV (c)		768	141,550
ON Semiconductor Corp. (b)(c)		3,643	144,627
QUALCOMM, Inc. (c)		1,695	251,640
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)		1,043	173,857
Texas Instruments, Inc. (c)		1,050	168,053
			3,615,948
TOTAL COMMON STOCKS (Cost $3,612,317)			3,615,948

PURCHASED OPTIONS - 0.1%(d)(e)	Notional Amount	Contracts
Call Options - 0.1%			$–
ACM Research, Inc., Expiration: 05/16/2025; Exercise Price: $26.00	$124,608	64	960
Applied Materials, Inc., Expiration: 05/09/2025; Exercise Price: $167.50	150,710	10	220
Broadcom, Inc., Expiration: 05/02/2025; Exercise Price: $205.00	404,187	21	756
Microchip Technology, Inc., Expiration: 05/09/2025; Exercise Price: $53.00	138,240	30	825
Micron Technology, Inc., Expiration: 05/16/2025; Exercise Price: $85.00	123,120	16	1,576
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $121.00	359,436	33	83
ON Semiconductor Corp., Expiration: 05/09/2025; Exercise Price: $45.00	142,920	36	1,926
TOTAL PURCHASED OPTIONS (Cost $10,147)			6,346

SHORT-TERM INVESTMENTS - 2.2%		Shares
Money Market Funds - 2.2%
First American Government Obligations Fund - Class X, 4.25% (f)		78,898	78,898
TOTAL SHORT-TERM INVESTMENTS (Cost $78,898)			78,898

TOTAL INVESTMENTS - 102.2% (Cost $3,701,362)			3,701,192
Liabilities in Excess of Other Assets - (2.2)%			(80,182)
TOTAL NET ASSETS - 100.0%			$3,621,010
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

YieldMax Semiconductor Portfolio Option Income ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (2.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.8)%
ACM Research, Inc., Expiration: 05/16/2025; Exercise Price: $22.50	$(124,608)	(64)	$(3,520)
Advanced Micro Devices, Inc., Expiration: 05/02/2025; Exercise Price: $102.00	(136,290)	(14)	(574)
Analog Devices, Inc., Expiration: 05/02/2025; Exercise Price: $187.50	(175,428)	(9)	(7,470)
Applied Materials, Inc., Expiration: 05/09/2025; Exercise Price: $155.00	(150,710)	(10)	(2,380)
ASML Holding NV, Expiration: 05/09/2025; Exercise Price: $670.00	(133,616)	(2)	(2,820)
Broadcom, Inc., Expiration: 05/02/2025; Exercise Price: $185.00	(404,187)	(21)	(18,532)
Intel Corp., Expiration: 05/02/2025; Exercise Price: $21.50	(134,670)	(67)	(235)
KLA Corp., Expiration: 05/16/2025; Exercise Price: $670.00	(140,538)	(2)	(9,710)
Lam Research Corp., Expiration: 05/02/2025; Exercise Price: $74.00	(179,175)	(25)	(813)
Lattice Semiconductor Corp., Expiration: 05/16/2025; Exercise Price: $50.00	(137,004)	(28)	(6,650)
Marvell Technology, Inc., Expiration: 05/16/2025; Exercise Price: $64.00	(134,251)	(23)	(2,450)
Microchip Technology, Inc., Expiration: 05/09/2025; Exercise Price: $50.00	(138,240)	(30)	(2,475)
Micron Technology, Inc., Expiration: 05/16/2025; Exercise Price: $75.00	(123,120)	(16)	(7,640)
Monolithic Power Systems, Inc., Expiration: 05/16/2025; Exercise Price: $580.00	(118,620)	(2)	(9,150)
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $114.00	(359,436)	(33)	(1,139)
NXP Semiconductors NV, Expiration: 05/02/2025; Exercise Price: $180.00	(129,017)	(7)	(3,710)
ON Semiconductor Corp., Expiration: 05/09/2025; Exercise Price: $42.00	(142,920)	(36)	(4,248)
QUALCOMM, Inc., Expiration: 05/02/2025; Exercise Price: $145.00	(237,536)	(16)	(10,279)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/09/2025; Exercise Price: $157.50	(166,690)	(10)	(10,175)
Texas Instruments, Inc., Expiration: 05/09/2025; Exercise Price: $170.00	(160,050)	(10)	(585)
TOTAL WRITTEN OPTIONS (Premiums received $78,061)			$(104,555)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

YieldMax Semiconductor Portfolio Option Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,615,948	$–	$–	$3,615,948
Purchased Options	–	6,346	–	6,346
Money Market Funds	78,898	–	–	78,898
Total Investments	$3,694,846	$6,346	$–	$3,701,192

Liabilities:
Investments:
Written Options	$–	$(104,555)	$–	$(104,555)
Total Investments	$–	$(104,555)	$–	$(104,555)

Refer to the Schedule of Investments for further disaggregation of investment categories.